As filed with the Securities and Exchange Commission on April 30, 2021
Securities Act of 1933 File No. 033-34411
Investment Company Act of 1940 File No. 811-06096

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	⌧
Pre-Effective Amendment No.	◻
Post-Effective Amendment No. 49	⌧
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	⌧
Amendment No. 52

THE TORRAY FUND
(Exact Name of Registrant as Specified in Charter)

 7501 Wisconsin Ave., Ste. 750W
Bethesda, Maryland 20814
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 493-4600

COPIES TO:

Shawn M. Hendon, President The Torray Fund 7501 Wisconsin Ave., Ste. 750W, Bethesda, Maryland 20814	Thomas G. Sheehan, Esq. Bernstein Shur 100 Middle Street, Portland, ME 04101
(Name and address of agent for service of process)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

April 30, 2021

The Torray Fund
Ticker:  TORYX

The Securities and Exchange Commission has not approved or
disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary
is a criminal offense.

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SUMMARY SECTION

Investment Objectives

The Torray Fund’s (the “Fund”) investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long- and short-term gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.17%
Less: Fee Waiver(1)	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.06%
________

(1)
Torray LLC (the “Manager”) has contractually agreed prospectively pursuant to an Operating Expense Limitation Agreement (the “Agreement”) to waive its management fee and reimburse the Fund for its current Operating Expenses so as to limit the Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average annual net assets, to 1.00% (the “Expense Cap”).  For purposes of the Agreement, the term “Operating Expenses” includes the Manager’s management fee and all other expenses necessary or appropriate for the operation of the Fund, excluding any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”), trustee fees and expenses, auditor fees and expenses, legal fees and expenses, insurance costs, registration and filing fees, printing, postage and mailing expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation.  The Agreement will remain in effect until April 30, 2022.  The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$108	$361	$633	$1,411

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.79% of the average value of its portfolio.

Principal Investment Approach

The Fund views common stock ownership as an investment in a business, and therefore invests for the long term, employing a value-oriented approach to security selection.  The Fund invests principally in common stock of large-capitalization companies that generally have demonstrated records of profitability, conservative financial structures, and shareholder-oriented management.   The Fund seeks to invest in such companies when it believes that valuations are modest relative to earnings, cash flow or asset values.  Large capitalization companies are those with market capitalizations of $8 billion or more.   Investments are held as long as the issuers’ fundamentals remain intact, and the Fund believes issuers’ shares are reasonably valued.

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Ordinarily, 90% or more of the Fund’s assets will be invested in common stocks to the extent the Fund can identify common stocks which satisfy its selection criteria, with the balance held in U.S. Treasury securities or other cash equivalents.  Although the number of holdings may vary, the Fund usually holds between 25 and 40 stocks, with positions in individual issuers generally ranging between 2% and 4% of the Fund’s assets.   Generally, positions in individual issuers will not exceed 5% of Fund assets.  The Fund will not invest in excess of 25% of its assets in any one industry and generally does not invest greater than 25% of its assets in any specific group of industries.

Principal Risks of Investing in the Fund

General Risk. All investments are subject to risks, and an investment in the Fund is no exception.  Accordingly, you may lose money by investing in the Fund and investors face the risk that the Manager’s business analyses prove faulty.

Market Risk. The value of the Fund’s investments will fluctuate as markets fluctuate and could decline over short- or long-term periods, sometimes rapidly and unpredictably.  Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war and terrorist activities, and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments.

Value-Style Investment Risk. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Sector Risk. The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.  Some industry sectors have particular risks that may not affect other sectors.

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector.   This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital.

Share Ownership Concentration Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

No Guarantee.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance Information

Below is a bar chart and performance table that provides some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund’s annual total returns have varied from year to year. The performance table provides the Fund’s average annual total returns both on a before-tax and an after-tax basis and compares the Fund’s performance against the performance of an unmanaged market index. It is important to remember that the Fund’s past performance (both before and after taxes) does not indicate how the Fund will perform in the future.  Updated performance information may be obtained on the Fund’s website (https://funds.torray.com/fund-performance/).

During the period covered by this bar chart, the Fund’s highest return for a calendar quarter was 17.27% in the fourth quarter of 2020, and the lowest return for a calendar quarter was -26.40% in the first quarter of 2020.

Average Annual Total Returns
(For the periods ended December 31, 2020 )

	1 Year	5 Years	10 Years	Since Inception December 31, 1990
The Torray Fund
Return Before Taxes	-2.51%	6.00%	8.49%	9.26%
Return After Taxes on Distributions	-3.35%	4.79%	7.66%	8.39%
Return After Taxes on Distributions
and Sale of Fund Shares	-1.04%	4.58%	6.84%	7.97%
Russell 1000 Value Index*(reflects no
deduction for fees, expenses, or taxes)	2.80%	9.74%	10.50%	10.22%
S&P 500 Stock Index*(reflects no
deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%	10.70%
_______________

*
The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower excepted and historical growth rates.  The S&P 500 Stock Index measures the performance of 500 large-capitalization U.S. companies. These indexes are unmanaged and do not reflect the fees and expenses typically incurred by mutual funds.  Results include reinvested dividends.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

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Investment Adviser

The Fund’s investment manager is Torray LLC.  As of April 1, 2021, the Manager had $682 million in assets under management.

Portfolio Managers

Mr. Shawn M. Hendon, President of the Manager, serves as co-portfolio manager of the Fund along with Mr. Jeffrey D. Lent. Mr. Hendon has served as co-portfolio manager of the Fund since January 1, 2017. Mr. Hendon previously also served as co-portfolio manager of the Fund from 2008-2012.  Mr. Lent has served as co-portfolio manager of the Fund since July 1, 2020.  Mr. Lent has over 30 years of portfolio management experience, and currently serves as portfolio manager for certain separate account strategies at Torray, including the Large Cap Value strategy.

Purchasing and Selling Fund Shares

To purchase shares of the Fund for the first time, you must invest $2,000.  Additional purchases can be made for $500 or more.

You may purchase and sell shares on any day that the New York Stock Exchange is open.

You may sell Fund shares through your financial intermediary or by contacting the Fund: (i) by telephone at 1-800-626-9769; or (ii) in writing c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701.

For more information about purchasing and redeeming Fund shares, see “More Information About Purchasing and Redeeming Shares” on page 8 of this prospectus.

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan or Individual Retirement Account.  Distributions on investments made through such tax-advantaged arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase and/or hold Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Fund’s Manager, Torray LLC, may pay the intermediary for facilitating the sale of Fund shares and/or for shareholder services that the intermediary provides. These payments have the potential to create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT INVESTMENT OBJECTIVES, APPROACH AND RISKS

Investment Objectives

As noted earlier, the Fund’s investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long- and short-term gains.  The Fund’s investment objectives may be changed without shareholder approval.  Shareholders will be provided with prior written notice of any changes to the Fund’s investment objectives.

There is no guarantee that these objectives will be achieved.

Investment Process

The Manager’s primary focus is on business analysis. No attempt is made to forecast market trends or to time the Fund’s investments based on prevailing opinions about the market’s outlook. Additionally, no effort is made to mirror any market index in constructing the portfolio.  A company’s historical record is central to valuation, and the Manager seeks to identify companies whose managements are good stewards of capital, focus on profitability and growth in per share value, and are candid in reporting to shareholders. Companies with successful track records that have fallen from investor favor can be of interest if the Manager determines the cause or causes of investor disaffection are temporary and that the share prices fail to reflect the Manager’s assessment of their intrinsic value. However, companies with poor records or those that suffer reversals deemed likely to be permanent are avoided regardless of how “cheap” their shares may appear.

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Investors in search of unrealistically high returns or quick profits, or to whom quarterly performance is important, should not invest in the Fund.

The Fund’s investment approach may be changed without shareholder approval. However, the Manager has been steadfastly committed to the existing approach for over 40 years and foresees no change going forward.

Principal Risks of Investing in the Fund

The Fund’s investors face the risk that the Manager’s business analyses prove faulty. If the fundamental prospects of a number of large holdings are misjudged, shareholders may suffer losses even during a time when the values of the general market and many other mutual funds are rising. Beyond that possibility, there is always a risk that money may be lost on any equity mutual fund, including the Fund. This stems from the fact that stock prices fluctuate daily - sometimes widely - in response to many factors such as changes to the outlook for company-specific and industry-wide fundamentals, the direction of the economy, interest rates and inflation. Investors that sell, whether through need or choice after prices have fallen, obviously will realize less, and depending upon the original cost of their shares, may suffer a loss.

MORE INFORMATION ABOUT FUND MANAGEMENT

The Fund’s investment manager is Torray LLC, 7501 Wisconsin Avenue, Suite 750W, Bethesda, Maryland 20814. Robert E. Torray is the Founder and Chairman of the Manager. Mr. Torray was also President of The Torray Corporation, a mutual fund manager that he founded in 1990, and the Chairman of Robert E. Torray & Co. Inc., a manager of large institutional portfolios that he founded on May 1, 1972. Each of these entities has been consolidated into the Manager. Today, the Manager offers investment management services to individuals, institutions and other investment companies. Shawn M. Hendon, President of the Manager and President of the Trust, serves as co-manager of the Fund with Jeffrey D. Lent, and they share the same responsibilities for the day-to-day management of the Fund’s investment portfolio.  Mr. Hendon is a critical member of the Manager’s research and portfolio management team. He previously served as co-portfolio manager of the Fund with Mr. Torray from 2008-2012, and again from January 1, 2017 through June 30, 2020, after re-joining the Manager’s portfolio management team.  Prior to joining Torray LLC in 2008, Mr. Hendon was co-founder and Partner of Rockledge Partners (from 2004 to 2007) and Managing Director and Portfolio Manager for Lockheed Martin Investment Management Company (from 1979 to 2003).  In 2012, he founded Harewood Partners, LLC, and has served as Managing Partner of that firm since its inception. Mr. Hendon received a BA degree from Georgetown University (1973), and an MBA from the George Washington University (1976).  Mr. Lent is a Principal at Torray and serves as a Co-Portfolio Manager for the Torray Large Cap Value strategy, as well as Senior Research analyst for the TorrayResolute Growth strategies and Portfolio Manager for the TorrayResolute Equity Income strategy.  He began his investment career in 1987 with Kemper Mutual Funds in Chicago, Illinois.  Prior to joining Torray in 2010, he was an analyst and portfolio manager with Resolute Capital Management and a Vice President with Tucker Anthony, Inc., where he formed the Corporate Services Group.  Mr. Lent received a BS from the University of New Hampshire in 1987.  Additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

Subject to the oversight of the Board of Trustees of the Fund, the Manager provides investment advice and portfolio management services and oversees the administration of the Fund. The Manager received 1.00% of the Fund’s average daily net assets as compensation for these services for the fiscal year ended December 31, 2020. A discussion regarding the basis for the Board of Trustees approving the investment advisory contract of the Fund is available in the Fund’s Annual Report to Shareholders for the year ended December 31, 2020.

Fund Expenses

The Fund is responsible for its own operating expenses. Pursuant to an Operating Expenses Limitation Agreement between the Manager and the Trust, on behalf of the Fund (the “Agreement”), the Manager has agreed to waive its management fee and reimburse the Fund for its current Operating Expenses so as to limit the Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average annual net assets, to 1.00% (the “Expense Cap”).  For purposes of the Agreement, the term “Operating Expenses” includes the Manager’s management fee and other expenses necessary or appropriate for the operation of the Fund, but excludes any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, AFFE, trustee fees and expenses, auditor fees and expenses, legal fees and expenses, insurance costs, registration and filing fees, printing, postage and mailing expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation.  Fees waived and expenses paid by the Manager are not eligible for recoupment.  The Agreement will remain in effect until April 30, 2022.  The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. As a result of the Operating Expenses Limitation Agreement between the Trust and the Manager during the Fund’s last fiscal year, the Manager was effectively paid a management fee of 0.89% of the Fund’s average daily net assets for the fiscal year ending December 31, 2020. A discussion regarding the basis of the Board’s approval of the Management Agreement is available in the Fund’s annual report to shareholders for the period ending December 31, 2020.

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MORE INFORMATION ABOUT PURCHASING AND REDEEMING SHARES

Pricing Fund Shares

Orders to buy or redeem shares that are received in good order prior to the close of the Fund (generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day. The Fund’s net asset value (“NAV”) is calculated by dividing the Fund’s net assets by the number of shares outstanding after the New York Stock Exchange (“NYSE”) closes for the day.

The Fund uses market quotes that are readily available to value its securities. In cases where quotes are not readily available, such as with respect to restricted securities, private placements or other types of illiquid securities, the securities will be valued using fair value guidelines approved by the Fund’s Board of Trustees.

How to Buy Shares

You may buy shares of the Fund on a no-load basis on any day that the NYSE is open.

All checks must be in U.S. Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund does not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Shares of the Fund have not been registered for sale outside of the United States. The Torray Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

The transfer agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

The minimum initial purchase is $2,000. You should send your check payable to “The Torray Fund” with a completed account application to the Fund’s transfer agent:
Regular Mail Address	Courier Address
The Torray Fund	The Torray Fund
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Additional purchases can be made for $500 or more and should be sent to the applicable address above.  Please remember to include your account number on your check.

You may purchase shares of the Fund through an intermediary, such as an investment representative or a broker-dealer, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares.  If you purchase shares through an intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests.  Purchase and redemption orders placed through an intermediary will be deemed to have been received and accepted by the Fund when the intermediary accepts the order.  Customer orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee.  Intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf.  Consult your investment representative for specific information.

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Initial Investment – By Wire

If you are making your first investment in the Fund, before you wire funds, the transfer agent must have a completed account application.  You may mail or overnight deliver your account application to the transfer agent.  Upon receipt of your completed application, the transfer agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.  Your bank should transmit Funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
The Torray Fund
(shareholder registration)
(shareholder account number)

For Subsequent Investments - Telephone Purchases

Subject to the conditions described below, investors may purchase additional shares of the Fund by calling 1-800-626-9769. If you elected this option on your account application, and your account has been open for at least 7 business days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. This option is offered to shareholders whose accounts are held directly with the Fund. (Please speak with your Financial Intermediary if your account is held elsewhere.) You must have banking information established on your account prior to making a purchase. If your order is received prior to 4:00 p.m. Eastern time, your shares will be purchased at the net asset value calculated on the day your order is placed.

For Subsequent Investments – By Wire

Before sending your wire, please contact the transfer agent at 1-800-626-9769 to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Wired funds must be received prior to 4:00 pm Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank, N.A., the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

For Subsequent Investments – By Electronic Transfer Online

Subject to the conditions described below, and if you elected this option on your account application, and your account has been open for at least 7 business days, you may purchase additional shares of the Fund through the Fund’s investor portal, a link to which can be found on the Fund’s website at https://funds.torray.com. This option is offered to shareholders whose accounts are held directly with the Fund. (Please speak with your Financial Intermediary if your account is held elsewhere.) Electronic orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making an online purchase. If your order is received prior to 4:00 p.m. Eastern time, your shares will be purchased at the net asset value calculated on the day your order is placed.

Automatic Investment Plan

Once an account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan.  This Plan provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a monthly, bi-monthly, or quarterly basis.  In order to participate in the Plan, each purchase must be in the amount of $500 or more, and your financial institution must be a member of the Automated Clearing House (ACH) network.  If your bank rejects your payment, the Fund’s transfer agent will charge a $25 fee to your account.  To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Fund’s transfer agent at 1-800-626-9769 for instructions.  Any request to change or terminate your automatic Investment Plan should be submitted to the transfer agent at least 5 days prior to the desired effective date.

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How to Redeem Shares

You may redeem your shares either in writing or if you elected the telephone redemption privilege on your application, by telephone or through the online investor portal, a link to which can be found on the Fund’s website at https://funds.torray.com.  The online redemption maximum is $100,000. Your written redemption request must include: (1) the name of the Fund, (2) the number of shares or dollar amount to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration with a signature guarantee, if applicable. You should submit your written redemption request directly to:

Regular Mail Address	Courier Address
The Torray Fund	The Torray Fund
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Under normal circumstances, the Fund expects to meet redemption requests through the sale of investments held in cash or cash equivalents.  The Fund may also choose to sell portfolio assets for the purpose of meeting such requests.  The Fund further reserves the right to distribute “in kind” securities from the Fund’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions.

If your account is held in the name of a corporation, as a fiduciary or agent, or as a surviving joint owner, you may be required to provide additional documents with your redemption request.

If your address of record has changed within the last 30 calendar days of receipt of your redemption request, you will be required to obtain a signature guarantee. See “Redemptions Requiring a Signature Guarantee” on page 11.

The Fund and the transfer agent reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner, or a person authorized by the account owner.  Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine.  The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or U.S. Bancorp Fund Services, LLC.

To redeem by telephone, you can call 1-800-626-9769.

Please remember that all redemption requests must include your name and account number. The Fund typically sends the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. If you redeem by wire transfer, the Fund’s transfer agent charges a fee (currently $15) for each wire redemption.  If you are redeeming shares that were recently purchased by check or electronic funds transfer through the ACH network, the proceeds may be delayed until the payment for purchase clears; this may take up to 15 calendar days from the date of purchase. This delay will not apply if you purchased your shares via wire payment.

Shareholders who have an IRA or other tax-advantaged retirement plans may redeem their shares by writing to the Fund or, if you elected this option on your account application, by telephone. Redeeming shareholders must either complete and submit the Fund’s IRA/Qualified Plan Distribution Request Form, available on the Fund’s website at https://funds.torray.com, or must otherwise indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRA or other tax-advantaged retirement plan accounts may also be redeemed by telephone at 1-800-626-9769. Investors will be asked whether or not to withhold taxes from any distribution. Shares held in IRA or other tax-advantaged retirement plan accounts may not be redeemed through the online investor portal; however, you can visit the Fund’s website to obtain the IRA/Qualified Plan Distribution Request Form.

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For those set up to redeem online, log in to your existing investor portal account, a link to which can be found on the Fund’s website at https://funds.torray.com.

Redemption in Kind

It is currently the Fund’s policy to pay all redemptions in cash.  The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Distribution in-kind redemptions are taxable to shareholders in the same manner as cash redemptions.  Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

Systematic Withdrawal Plan

You can also redeem shares automatically on a monthly, quarterly, semi-annual or annual basis via a Systematic Withdrawal Plan (“SWP”).  To establish a SWP, an account must have a current market value of $2,000 or more and should have dividends reinvested.  The minimum amount of the systematic withdrawal is $250.  The systematic withdrawals can be sent by check to the address of record or to your bank via ACH provided the bank is an online member of ACH.  Any check or ACH withdrawal will be sent the business day following the redemption date.  You may establish this plan by completing the appropriate section on the Account Application or by calling 1-800-626-9769 for instructions.  Any request to change or terminate your SWP should be submitted to the transfer agent at least 5 days prior to the desired effective date.

Redemptions Requiring a Signature Guarantee

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	If ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	If a change of address was received by the transfer agent within the 30 calendar days prior to the redemption request;

•	For all redemptions in excess of $100,000 from any shareholder account.

The Fund may waive any of the above requirements in certain instances, subject to the Fund receiving upon request another acceptable form of authentication from a financial institution source. In such instances, it is in the Fund’s sole discretion to determine whether such authentication is acceptable. In addition to the situations described above, the Fund and the transfer agent each reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Additional Purchase and Redemption Information

The Fund reserves the following rights as they relate to purchases and redemptions:

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To redeem your shares if your account balance falls below $2,000 as a result of redemptions and not market performance. You will receive 30 days’ notice to increase the value of your account to $2,000 before the account is closed;

•	To refuse any purchase order;

•	To refuse third-party checks, starter checks or cash equivalents for purchases of shares;

•	To change or waive the Fund’s investment minimums;

•	To suspend the right to redeem and delay redemption proceeds during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC;

•	To require additional documentation or a medallion signature guarantee on any redemption request.

Shareholders should be aware that purchase and redemption requests mailed to the Manager’s Maryland address will not be processed until the date that they are received by the Fund’s transfer agent (generally the next business day) at the address noted under “How to Buy Shares”, and that such transactions will be priced at the NAV determined as of that date in accordance with the procedures described under “Pricing of Shares”. You can avoid delays by mailing requests for purchases and redemptions directly to the Fund’s transfer agent.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

Before executing an instruction received by telephone, the transfer agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded, and the caller may be asked to verify certain personal identification information. If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Online transactions are subject to the same purchase and redemption minimums and maximums as other transaction methods. You should be aware that there may be delays, malfunctions or other inconveniences associated with online transactions. There also may be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider performing transactions by another method.

The Fund employs procedures to confirm that online transactions are genuine. These procedures include passwords, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to conduct transactions online, you will need your account number, username and password. The Funds and their service providers will not be liable for any loss, liability, cost or expense for following instructions communicated online, including fraudulent or unauthorized instructions.

You can decline telephone and internet buy or sell privileges on your New Account Application.  If you have telephone/online privileges on your account and want to discontinue them, please contact Shareholder Services at 1-800-626-9769 for instructions. You may reinstate these privileges at any time in writing, including online registration with respect to Internet privileges.

Escheatment of Shares to State

It is important that the Fund maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then it will determine whether the investor’s account can legally be considered abandoned. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the "inactivity period" specified in your State's abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Investors with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.

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Frequent Trading Policy

The Fund is intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of the Fund can have adverse consequences for the Fund and for long-term shareholders in the Fund. The Fund believes that frequent or excessive short-term trading activity by shareholders of the Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Fund to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Fund therefore discourages frequent purchases and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Fund to curtail frequent or excessive short-term trading by shareholders. At the present time the Fund does not impose limits on the frequency of purchases and redemptions, nor does it limit the number of exchanges into the Fund. The Fund reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Fund, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Fund, has been or may be disruptive to the Fund. It may not be feasible for the Fund to prevent or detect every potential instance of abusive or excessive short-term trading.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

ACCOUNT STATEMENTS

The Fund provides you with:

•	a confirmation statement after each transaction;

•	an account statement reflecting your transactions for the calendar quarter;

•	an account statement reflecting your annual transactions; and

•	by February 15 of each year, certain tax information which is also filed with the Internal Revenue Service.

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The Fund provides the above shareholder services without charge but may charge for special services such as requests for historical transcripts of accounts.  You may also view your quarterly and annual statements through the Fund’s investor login, a link to which can be found on the Fund’s website at https://funds.torray.com.

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the transfer agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-626-9769 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This householding policy does not apply to account statements, which will be sent to each shareholder separately.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

A complete list of the Fund’s portfolio holdings is publicly available on a quarterly basis through applicable filings made with the SEC on Forms N-CSR and Part F of Form N-PORT. Additional information is also available on the Fund’s website at https://funds.torray.com. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is provided in the Statement of Additional Information.

TAXES AND DISTRIBUTIONS

The Fund declares and pays dividends quarterly and net capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund unless you elect on your account application to receive distributions in cash. You can change your distribution option by notifying the Fund’s transfer agent, in writing or by telephone, prior to the date of distribution. Your choice will be effective for distributions paid after the Fund receives your notice at least five days prior to the record date of the next distribution.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s then current net asset value, and to reinvest all subsequent distributions.

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. In addition, the shareholder of the Fund only receives the benefit of the lower tax rates if both the Fund (with respect to the issuer whose stock is paying the dividend) and the shareholder (with respect to the holding of an interest in the Fund) satisfy a 60-day holding period.  These tax rates do not apply to corporate shareholders.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its securities. Short-term capital gains are taxed as ordinary income. Each redemption of Fund shares is a taxable event. The Fund will generally withhold 30% (or lower applicable treaty rate) on distributions made to shareholders who are not citizens or residents of the United States. You should consult a tax advisor regarding your investment in the Fund.

PAYMENTS TO THIRD PARTIES BY THE MANAGER

The Manager may, out of its own resources, and without additional direct cost to the Fund or its shareholders, provide compensation to certain financial intermediaries, such as broker-dealers and financial advisers, in connection with sales of shares of the Fund.  This compensation is generally paid to those intermediaries that provide shareholder servicing, marketing support, broker education, and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, or in other sales programs, or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

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Please be aware that the Fund may use brokers who sell shares of the Fund to effect portfolio transactions.  The Fund does not consider the sale of Fund shares as a factor when selecting brokers to effect portfolio transactions.  The Fund has adopted procedures which address these matters.  You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by BBD, LLP, whose report, along with the Fund’s financial statements, is incorporated by reference into the Statement of Additional Information, which is available upon request.

PER SHARE DATA
	Years ended December 31:
	2020	2019	2018	2017	2016

Net Asset Value, Beginning of Year	$50.700	$43.450	$49.600	$47.600	$45.510
Investment operations:
Net investment income(1)	0.631	0.739	0.619	0.550	0.563
Net realized and unrealized
gain (loss) on securities	(2.156)	7.862	(5.806)	5.091	5.780
Total from investment operations	(1.525)	8.601	(5.187)	5.641	6.343

Less distributions from:
Net investment income	(0.636)	(0.953)	(0.620)	(0.576)	(0.560)
Net capital gains	(0.899)	(0.398)	(0.343)	(3.065)	(3.693)
Total distributions	(1.535)	(1.351)	(0.963)	(3.641)	(4.253)

Net Asset Value, End of Year	$47.640	$50.700	$43.450	$49.600	$47.600
TOTAL RETURN(2)	-2.51%	19.89%	-10.60%	12.07%	14.29%
RATIOS/ SUPPLEMENTAL DATA
Net assets, end of year (000’s omitted)	$356,342	$408,961	$370,973	$447,688	$428,418
Ratios of expenses to average net assets:
Before expense waiver	1.17%	1.15%	1.16%	1.16%	1.07%
After expense waiver	1.06%	1.06%	1.07%	1.07%	1.07%
Ratios of net investment income to average net assets	1.46%	1.53%	1.28%	1.11%	1.19%
Portfolio turnover rate	32.79%	11.05%	4.18%	19.38%	9.46%
____________

(1)   Calculated based on the average amount of shares outstanding during the year.
(2)   Past performance is not predictive of future performance.  Returns assume reinvestment of all dividends and distributions.

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INVESTMENT ADVISER

Torray LLC
7501 Wisconsin Avenue, Suite 750W
Bethesda, MD 20814

LEGAL COUNSEL

Bernstein Shur
100 Middle Street, 6th Floor
Portland, ME 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

UNDERWRITER

Foreside Funds Distributors LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312

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HOW TO OBTAIN MORE INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Fund including a more detailed discussion of its investment policies and the risks associated with various investments. The SAI is incorporated by reference into this prospectus. This means that the SAI is legally a part of the prospectus.

Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You may obtain a copy of the SAI or Reports to Shareholders by request and without charge by contacting the Fund at 1-800-626-9769, in writing to Torray LLC, 7501 Wisconsin Avenue, Suite 750W, Bethesda, Maryland 20814, or on the Fund’s website at https://funds.torray.com/literature.html.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., or from the EDGAR Database on the SEC’s website (https://www.sec.gov). Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Copies of this information may be obtained upon payment of a duplicating fee by writing to: SEC, Public Reference Section, Washington, D.C. 20549-1520. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Torray Fund - 811-06096

The
TORRAY
FUND

PROSPECTUS

April 30, 2021

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THE TORRAY FUND

Ticker: TORYX

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2021

This Statement of Additional Information (“SAI”) is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for The Torray Fund (the “Fund”) dated April 30, 2021. A copy of the Prospectus may be obtained by writing Torray LLC, 7501 Wisconsin Avenue, Suite 750W, Bethesda, Maryland 20814, or by telephoning toll free at 1-855-753-8174, or on the Fund’s website at https://funds.torray.com/literature.html. The Fund’s most recent Annual Report is a separate document and includes the Fund’s audited financial statements, which are deemed to be incorporated by reference into this Statement of Additional Information.

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ORGANIZATION OF THE FUND

The Torray Fund was established as a Massachusetts business trust (the “Trust”) under the laws of Massachusetts by an Agreement and Declaration of Trust dated April 19, 1990. The Trust currently consists of one series, also known as The Torray Fund (the “Fund”). The Fund’s fiscal year ends on December 31 of each year.

Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Fund. However, the Fund’s Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed on behalf of the Fund. The Agreement and Declaration of Trust provides for indemnification out of the Fund’s property for all loss and expense of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

INVESTMENT OBJECTIVES, POLICIES, RISKS AND RESTRICTIONS

Investment Objectives

The Fund is a diversified, open-end management investment company. The Fund’s investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long- and short-term gains. There is no guarantee that the Fund will achieve these objectives.

Equity Securities. Since the Fund purchases equity securities, including common stocks, preferred stocks and securities convertible into common stocks, the Fund is subject to the risks that stock prices both individually and market-wide will fall over short or extended periods of time, and that prices of the equity securities held by the Fund may fluctuate from day -to- day. Historically, the stock markets have moved in cycles. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The stock prices of these companies may suffer a decline in response. These factors contribute to price volatility. Therefore, in order to be successful, investors must accept that, although the stocks of good companies generally rise over long periods, they can trade at virtually any price in the short run.

Fixed-Income Securities. The Fund may invest up to 5% of its assets in fixed-income securities consisting of corporate notes, bonds and debentures, which may include convertible notes and bonds. Fixed-income securities are subject to interest rate risk which refers to the risk that the value of the Fund’s fixed -income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value in response to the movement in interest rates. The Fund is not limited with respect to the investment rating of the fixed -income securities in which it may invest, and it may therefore purchase securities with investment ratings below investment grade. Securities that are rated below investment grade are subject to risks related to the credit quality of the issuer of the security. Such high yield/high risk securities are further subject to the risk that changes in economic conditions could lead to a weakened capacity of the issuers of the securities to make principal and interest payments, which is not necessarily the case with issuers of higher rated securities.

U.S. Treasury Securities. The Fund is free to invest in U.S. Treasury Securities of varying maturities. There are usually no brokerage commissions as such paid by the Fund in connection with the purchase of such instruments. The value of such securities can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost. See “Brokerage Services,” for a discussion of underwriters’ commissions and dealers’ spreads involved in the purchase and sale of such instruments.

 Cash Investments. The Fund may invest in high-quality, short-term debt securities and money market instruments, including money market funds, certificates of deposit, bankers’ acceptances time deposits, savings association obligations, commercial paper, short-term notes (including discount notes), and other obligations.

While the Fund holds cash investments, the Fund may not participate in market advances to the extent it would have if the Fund had been more fully invested. Cash investments are subject to credit risk and interest rate risk, although to a lesser extent than longer-term debt securities, due to cash investments’ short-term, significant liquidity, and typical high credit quality.

Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high-quality money market obligations, including U.S. government obligations, bank obligations and high-grade corporate instruments. These investments generally mature within 397 calendar days from the date of acquisition. An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

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To the extent that the Fund invests in money market mutual funds, shareholders will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses. Furthermore, investing in money market mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by shareholders.

The investment objectives and policies of the Fund set forth above and, in the Prospectus, may be changed without shareholder approval. Shareholders will be provided with prior written notice of any changes to the Fund’s investment objective.

Illiquid Investments

The Fund may not acquire any illiquid investments if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The term “illiquid investments” for this purpose means any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of Rule 22e-4 under the 1940 Act. The Fund may not be able to sell illiquid investments when the Adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. In addition, the sale of illiquid investments also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of investments that are more liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investments in illiquid investments may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the Securities Act, which provides a safe harbor from Securities Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, the Fund may make such investments. Whether or not such investments are illiquid depends on the market that exists for the particular investment. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. An investment which when purchased enjoyed a fair degree of marketability may subsequently become illiquid. In such event, appropriate remedies are considered to minimize the effect on the Fund’s liquidity.

Investment Restrictions

Without a vote of the majority of the outstanding voting securities of the Fund, the Fund will not take any of the following actions:

(1)
Borrow money in excess of 5% of the value (taken at the lower of cost or current value) of the Fund’s total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (and not for leverage) or for extraordinary or emergency purposes.

(2)	Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund’s total assets (taken at cost), and then only to secure borrowings permitted by Restriction 1 above.

(3)	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

(4)
Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(5)
Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

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(6)
Purchase or sell real estate, although it may invest in securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(7)	Purchase or sell commodities or commodity contracts, including future contracts.

(8)	Make loans, except by purchase of debt obligations or by entering into repurchase agreements.

(9)
Invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer, except that up to 25% of the Fund’s total assets taken at current value may be invested without regard to such 5% limitation; provided, however, that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities.

(10)	Acquire more than 10% of the voting securities of any issuer.

(11)	Concentrate more than 25% of the value of its total assets in any one industry.

(12)	Issue senior securities, except to the extent permitted by the Investment Company Act of 1940, by a Securities and Exchange Commission (“SEC”) exemptive order, or by the SEC.

It is contrary to the Fund’s present policy, which may be changed by the Trustees without shareholder approval, to pledge or hypothecate its assets, make any short sales of securities, maintain any short position for the account of the Fund , issue senior securities, or purchase foreign securities which are not publicly traded in the United States. In addition, it is contrary to the Fund’s present policy to:

(1)	Invest more than 10% of the Fund’s net assets (taken at current value) in securities which at the time of such investment are not readily marketable.

(2)	Write (sell) or purchase options.

(3)	Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

(4)	Make investments for the purpose of gaining control of a company’s management.

All percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase “shareholder approval,” as used in the Prospectus, and the phrase “vote of a majority of the outstanding voting securities,” as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

MANAGEMENT OF THE FUND

The Fund is overseen by a Board of Trustees (the “Board”), who has delegated the day-to-day management to the officers of the Fund. The Board meets regularly to review the Fund’s activities, contractual arrangements, and performance. The Trustees and officers serve until their successors are elected and qualified, or until the trustee or officer dies, resigns or is removed, or becomes disqualified.

Information regarding the Trustees and Officers of the Fund is provided below. As used in this Statement of Additional Information, “Fund Complex” includes all mutual funds to which the Manager provides investment advisory services: the Fund and TorrayResolute Small/Mid Cap Growth Fund. The Manager serves as the investment adviser to TorrayResolute Small/Mid Cap Growth Fund, a series of Managed Portfolio Series, another multi-series investment company complex.

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Independent Trustees

Name, Age, Address* and Positions with the Fund	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held

Carol T. Crawford Age: 78 Trustee and Nominating Committee Chair	Indefinite Term Since 2006	Attorney and International Trade Consultant, McLean, VA	1	None

Bruce C. Ellis Age: 76 Trustee and Audit Committee Chair	Indefinite Term Since 1993	Private Investor, Bethesda, MD	1	None

Wayne H. Shaner** Age: 73 Trustee and Chair of the Board	Indefinite Term Since 1993	Managing Partner, Rockledge Partners, LLC, Investment Advisory Firm, Easton, MD (Jan. 2004 – present)	1	None

Interested Trustees and Officers of the Trust

Name, Age, Address* and Positions with the Fund	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held

Interested Trustees
William M Lane*** Age: 70 Trustee, Treasurer and Secretary	Indefinite Term since 1990	Executive Vice President and Chief Financial Officer, Torray LLC, Bethesda, MD (Oct. 2005 – present)	1	None
Officers of the Trust
Shawn M. Hendon*** Age: 69 President	Indefinite Term since 2020	President of Torray LLC and Co-Manager of the Torray Fund, Torray LLC, Bethesda, MD (Jan. 2017 – present); Founder and Managing Partner, Harewood Partners, LLC, Rockville, MD (March 2012 – present)	N/A	None

Suzanne E. Kellogg*** Age: 39 Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term since 2017
Chief Compliance Officer and Anti-Money Laundering Officer, Torray LLC, Bethesda, MD (Jul. 2017 – present); Compliance Manager,
FINRA, Washington, DC (Sep. 2016 – Jul. 2017); Consultant, Torray LLC, Bethesda, MD (Jun. 2016 – Sep. 2016); Chief Compliance Officer, TAMRO Capital Partners, Alexandria, VA (Nov. 2012 – Apr. 2016)
			N/A	None

* All addresses are c/o The Torray Fund, 7501 Wisconsin Avenue, Suite 750W, Bethesda, MD 20814.
** Mr. Shaner is deemed to be an independent Trustee effective as of January 1, 2011.
*** Mr. Lane, Mr. Hendon and Ms. Kellogg, by virtue of their employment with Torray LLC, the Fund’s investment adviser, are considered “ interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

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Leadership Structure

Board Leadership Structure. Wayne H. Shaner serves as the Chair of the Board of the Fund. In that capacity, he presides over all meetings of the Trustees and oversees the functioning of the Board’s activities. The Chair may perform such other functions as may be requested by the Board’s Trustees from time to time. Except for any duties specified herein or pursuant to the Fund's Declaration of Trust and By-Laws, the designation of Chair does not impose on Mr. Shaner any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board. The majority of the Board is comprised of Trustees who are not interested persons of the Fund (the “Independent Trustees”). The Board believes that maintaining a Board with a majority of Independent Trustees allows the Board to operate with an appropriate level of independent action and oversight. In accordance with applicable fund governance regulations, the Independent Trustees meet in a separate quarterly session in conjunction with each quarterly meeting of the Board, during which they review matters relating to their independent oversight of the Fund.

The Board has designated various standing committees, as further discussed below, each of which has a Chair who is an Independent Trustee. The Board may also designate working groups or ad hoc committees as it deems appropriate, from time to time.

The Board regularly reviews its leadership structure and believes it to be appropriate because it allows the Board to exercise informed judgment over matters under its purview, and also allocates responsibilities among committees of Trustees and the full Board in a manner that enhances effective oversight.

Trustee Qualifications. There are no specific required qualifications for Board membership. The Board believes that the different perspectives, viewpoints, professional experience, education and individual attributes of each Trustee reflect a diversity of experiences and skills. In addition to the table above, the following is a brief discussion of the specific experience, qualifications, attributes and skills that led to the conclusion that each person identified below is qualified to serve as a Trustee.

Carol T. Crawford – As a trained attorney, Ms. Crawford has experience with various business, legal and regulatory issues. In addition, Ms. Crawford also has useful board experience derived from her prior service on other boards of directors. She also has experience as a longstanding member of the Board.

Bruce C. Ellis – As a private investor with previous business and management experience, Mr. Ellis has familiarity with a variety of business and financial matters. He also has experience as a longstanding member of the Board.

William M Lane – Through his position as an officer of the Manager, Mr. Lane has experience in the management and operation of registered investment advisers and registered investment companies, enabling him to provide management input and guidance to the Board. In addition, he also has experience as a longstanding interested member of the Board.

Wayne H. Shaner – As someone who has been a participant in the investment industry for over thirty years, Mr. Shaner has extensive experience in the area of portfolio management. In addition, Mr. Shaner also has useful board experience derived from his prior service on other boards of directors, including other registered investment companies, as well as his longstanding membership on the Board.

Board Committees. The Board has an Audit Committee, a Nominating and Corporate Governance Committee and a Valuation Committee. The Audit Committee and the Nominating and Corporate Governance Committee are each comprised of all of the Board’s Independent Trustees. The Valuation Committee is comprised of at least two of the Board’s Independent Trustees. The Valuation Committee meets quarterly, as needed, in the event that the Fund holds any securities that are subject to fair valuation, and also reviews the fair valuation of such securities on an as needed basis. The Valuation Committee did not meet during the fiscal year ended December 31, 2020. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices and oversees the quality and objectivity of the Fund’s financial statements and the independent audit thereof. Mr. Ellis serves as Chair of the Audit Committee. During the fiscal year ended December 31, 2020, the Audit Committee met two times. The Nominating and Corporate Governance Committee evaluates the qualifications of Board member candidates and makes nominations for Independent Trustee membership on the Board. Ms. Crawford serves as Chair of the Nominating and Corporate Governance Committee. The Committee does not generally consider nominees recommended by shareholders. The Nominating and Corporate Governance Committee also oversees the Board governance process and has responsibility for periodically reviewing Board composition, Board compensation, Board committee structure and related Board process matters. The Nominating and Corporate Governance Committee did not meet during the fiscal year ended December 31, 2020.

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Risk Oversight

Board Oversight of Risk Management. The Fund is subject to various risks including, among others, investment, financial, compliance, valuation and operational risks. Day-to-day risk management functions are included within the responsibilities of the Manager and other service providers who carry out the Fund’s investment management and business affairs. The Manager and other service providers each have their own, independent interest in risk management, and their policies and procedures for carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.

The Board has not established a standing risk oversight committee. Instead, in fulfilling its risk oversight responsibilities, the Board regularly solicits and/or receives reports from the Manager, the Fund’s Chief Compliance Officer (“CCO”) and from legal counsel to the Fund and its Independent Trustees. The Board has designated the CCO to oversee the risk management processes, procedures and controls for the Fund. In this role, the CCO reports directly to the Board’s Independent Trustees and provides quarterly reports to the Board, as well as an annual report to the Board, concerning the efficacy of the compliance policies and procedures of the Fund and specified service providers under relevant securities laws and regulations. The CCO also regularly provides the Board with updates on the application of the Fund’s compliance policies and procedures and how these procedures are designed to mitigate risk. In addition, as part of the Board’s periodic review of the Fund’s advisory and other service provider arrangements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role in response to various relevant factors.

As of the fiscal year ended December 31, 2020, the dollar range of equity securities owned by each Trustee in the Fund and in all funds overseen by the Trustees within the same family of investment companies is as follows:

Independent Trustees
Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
Carol T. Crawford	$10,001-$50,000	$10,001-$50,000
Bruce C. Ellis	$0	$0
Wayne H. Shaner	$10,001-$50,000	$10,001-$50,000

A “Family of Investment Companies” is comprised of mutual funds that: (1) share a common investment adviser or retain affiliated investment advisers; and (2) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund is the only mutual fund within its family of investment companies.

As of December 31, 2020, no Independent Trustee (or any of his/her immediate family members) owned beneficially or of record, securities of the Manager, the Fund’s principal underwriter, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or principal underwriter.

Interested Trustees
Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
William M Lane	Over $100,000	Over $100,000

The Fund’s Agreement and Declaration of Trust provides that the Fund will indemnify its Trustees and each of its officers against liabilities and expenses incurred in connection with the litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any errors and omissions to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

The Trustees set their level of compensation, which may be subject to change from time to time. Each of the Trustees who are not officers or employees of Torray LLC receives an annual retainer of $14,000, plus $2,000 for each Trustee meeting attended. The Chair of the Board receives an additional annual retainer of $10,000. The salaries and expenses of each of the Fund’s officers are paid by the Manager. The Trustees do not receive any pension or retirement benefits. The following table exhibits Trustee compensation for the fiscal year ended December 31, 2020.

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Name of Trustee	Aggregate Compensation from the Fund	Aggregate Compensation from Fund Complex
Carol T. Crawford	$22,000	$22,000
Bruce C. Ellis	$22,000	$22,000
Wayne H. Shaner	$32,000	$32,000
William M Lane	$0	$0

As of March 31, 2021, the Trustees, officers, and affiliated persons of the Fund, as a group, owned 24.06% of the outstanding shares of the Fund. As of March 31, 2021, no shareholder owned more than 25% of the Fund and therefore no shareholder may be deemed to control the Fund.

As of March 31, 2021, the following entities owned beneficially or of record, for their own account or the accounts of their customers, more than 5% of the outstanding shares of the Fund:

Shareholder	# of Shares	% of Fund
JP Morgan Securities LLC Brooklyn, NY 11201-3873	1,409,328	19.26%

Charles Schwab & Co. Inc. FBO Schwab Customers San Francisco, CA 94105-1905	582,761	7.96%

National Financial Services LLC Jersey City, NJ 07310-1995	402,926	5.51%

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

The Manager

Pursuant to a written management contract (“Management Agreement”) between the Fund and Torray LLC (the “Manager”) and subject to such policies as the Trustees of the Fund may determine, the Manager, at its expense, will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions. The Fund pays the Manager a fee, computed daily and payable monthly, at the annual rate of 1.00% of the Fund’s average daily assets. The Manager is a Maryland limited liability company organized in 2005. The Manager is the successor to the Fund’s prior investment adviser, The Torray Corporation. One employee of the Manager, Chairman Robert E. Torray, is a control person of the Manager.

Pursuant to the Management Agreement and subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Fund. As indicated under “Brokerage Services,” the Fund’s portfolio transactions may be placed with brokers which furnish the Manager, without cost, certain research, statistical and quotation services of value to it or its affiliates in advising the Fund or the Manager’s other clients. In so doing, the Fund may incur greater brokerage commissions than it might otherwise pay.

The Management Agreement has been approved by the Trustees of the Fund. By its terms, the Management Agreement will continue in force from year to year, but only so long as its continuance is approved at least annually by the Trustees at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Fund. The Management Agreement automatically terminates on assignment, and is terminable upon notice by the Fund. In addition, the Management Agreement may be terminated on not more than 60 days’ notice by the Manager to the Fund. In the event the Manager ceases to be the Manager of the Fund, the right of the Fund to use the identifying name of “Torray” may be withdrawn.

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The table below sets forth the management fees paid by the Fund for the fiscal years ended December 31:

The Torray Fund	2020	2019	2018
Management Fees Accrued	$3,372,231	$4,003,907	$4,230,730
Management Fees Waived	$(356,724)	$(359,841)	$(367,402)
Total Management Fees Paid to Adviser	$3,015,507	$3,644,066	$3,863,328

The Manager has contractually agreed, through April 30, 2022 to waive its management fee and reimburse the Fund for its current Operating Expenses so as to limit the Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average annual net assets, to 1.00% (the “Expense Cap”). For purposes of the Agreement, the term “Operating Expenses” includes the Manager’s management fee and all other expenses necessary or appropriate for the operation of the Fund, excluding any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, acquired fund fees and expenses, trustee fees and expenses, auditor fees and expenses, legal fees and expenses, insurance costs, registration and filing fees, printing, postage and mailing expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. The Expense Cap may only be raised or eliminated with the consent of the Trustees of the Fund.

The Management Agreement provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Shawn M. Hendon and Jeffrey D. Lent are co-managers of the Fund. The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2020:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed* ($ millions)
Shawn M. Hendon	0	$0	0	$0	2	$3	$359
Jeffrey D. Lent	0	$0	0	$0	101	$73	$429

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

As indicated in the table above, portfolio managers at the Manager may manage accounts for multiple clients. The portfolio managers may manage other registered investment companies, and separate accounts (i.e., accounts managed on behalf of individuals). Portfolio managers at the Manager make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. Because a portfolio manager’s compensation is affected by revenues earned by the Manager, the incentives associated with any given account may be higher or lower than those associated with other accounts. The Manager has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. The Manager monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings and other similar investment opportunities, and compliance with the Manager’s Code of Ethics.

The compensation of each of the Fund’s portfolio managers consists of a fixed annual salary, plus additional remuneration based on the firm-wide results of the Manager for the given time period.

The dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio managers as of December 31, 2020 is as follows:

Portfolio Manager	Dollar Range of Equity Securities of The Fund Beneficially Owned
Shawn M. Hendon	Over $100,000
Jeffrey D. Lent	Over $100,000

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Code of Ethics

The Fund and the Manager have adopted a joint Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. This Code of Ethics applies to the personal investing activities of trustees, officers and certain employees (“access persons”) of the Fund and the Manager. Rule 17j-1 and the Code of Ethics is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of the Code of Ethics is on file with the SEC, and is available to the public at www.sec.gov.

Other Service Providers

Pursuant to an administration agreement (the “Administration Agreement”) between The Torray Fund (the “ Trust”) and U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the “Administrator”), the Administrator acts as the Fund’s administrator. The Administrator provides certain administrative services to the Fund, including, among other responsibilities, preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policies, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administration Agreement, for its services, the Administrator receives from the Fund a fee computed daily and payable monthly based on the Fund’s average net assets, subject to an annual minimum fee.

Fund Services also acts as Fund Accountant, Transfer Agent and dividend disbursing agent under separate agreements with the Trust.

The Fund paid the following in fund administration and fund accounting fees to Fund Services during the fiscal years ended December 31:

	2020	2019	2018
The Torray Fund	$176,772	$177,790	$178,792

Pursuant to a custody agreement between the Trust and the Fund, U.S. Bank, N.A., an affiliate of Fund Services, serves as the custodian of the Fund’s assets. For its services, the Custodian receives a monthly fee based on a percentage of the Fund’s assets, in addition to certain transaction-based fees. The Custodian’s address is 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin, 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. U.S. Bank, N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm. The Fund’s independent registered public accounting firm is BBD, LLP, 1835 Market St., 3rd Floor, Philadelphia, PA 19103. BBD audits the annual financial statements of the Fund and provides the Fund with an audit opinion. BBD also provides certain related tax services to the Fund.

Underwriter. Foreside Funds Distributors LLC, (the “Underwriter”), located at 400 Berwyn Park, 899 Cassatt Road, Berwyn, PA 19312, serves as the principal underwriter of the Fund’s shares. The Underwriter acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Underwriter has no obligation to sell any specific quantity of Fund shares. The Underwriter and its officers have no role in determining the Fund’s investment policies or which securities are to be purchased or sold by the Fund.

The Underwriter may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund. With respect to certain financial intermediaries and related fund "supermarket" platform arrangements, the Funds and/or the Manager, rather than the Underwriter, typically enters into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Underwriter. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Fund Counsel. Bernstein Shur, 100 Middle Street, 6th Floor, Portland, ME 04101, serves as counsel to the Fund.

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DISTRIBUTIONS

Distributions from Net Investment Income. The Fund pays out substantially all of its net investment income (i.e., dividends, interest it receives from its investments and short-term gains). It is the present policy of the Fund to declare and pay distributions from net investment income quarterly.

Distributions of Capital Gains. The Fund’s policy is to distribute annually substantially all of the net realized capital gain, if any, after giving effect to any available capital loss carryover. Net realized capital gain is the excess of net realized long-term capital gain over net realized short-term capital loss.

BROKERAGE SERVICES

Transactions on stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets but the price paid by the Fund usually includes a dealer commission or mark-up. It is anticipated that most purchases and sales of short-term portfolio securities will be with the issuer or with major dealers in money market instruments acting as principals. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

When the Manager places orders for the purchase and sale of portfolio securities for the Fund and buys and sells securities for the Fund, it is anticipated that such transactions will be effected through a number of brokers and dealers. In so doing, the Manager intends to use its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent that it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Manager considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker/ dealer involved and the quality of service rendered by the broker/dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical and quotation services from brokers which execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Manager may receive research, statistical and quotation services from brokers with which the Fund’s portfolio transactions are placed. These services, which in some instances could also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Manager in advising various clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The fees paid to the Manager are not reduced because it receives such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934 and the Management Agreement, the Manager may cause the Fund to pay a broker which provides “brokerage and research services” (as defined in the Act) to the Manager an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker would have charged for effecting that transaction. The authority of the Manager to cause the Fund to pay any such greater commissions is subject to such policies as the Trustees may adopt from time to time.

Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of securities.

The following table sets forth the amount of brokerage commissions paid by the Fund during its fiscal years ended December 31:

	2020	2019	2018
The Torray Fund	$115,330	$83,923	$80,118

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DESCRIPTION OF THE FUND’S SHARES

The Fund is organized as a Massachusetts business trust and currently consists of one series of shares. Shares of the series of the Fund consist of an unlimited number of shares, without par value. Under the Fund’s Agreement and Declaration of Trust, the Trustees of the Fund are authorized to divide the interests in the Fund into additional series of shares. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held. No share of the Fund shall have any priority or preference over any other share of the Fund with respect to dividends or distributions upon termination of the Fund. Shareholders have no preemptive or other rights to subscribe to any additional shares or other securities issued by the Fund.

REDEMPTION OF SHARES AND DETERMINATION OF NET ASSET VALUE

How to Redeem Shares

The procedures for redemption of Fund shares are summarized in the text of the Prospectus following the caption “ More Information about Purchasing and Redeeming Shares - How to Redeem Shares.” Redemption requests must be in good order, as defined in the Prospectus. Upon receipt of a redemption request in good order, the shareholder will receive proceeds equal to the net asset value of the redeemed shares next determined after the redemption request has been received. The Fund will accept redemption requests only on days the New York Stock Exchange (“NYSE”) is open. Proceeds will normally be forwarded on the next day on which the NYSE is open; however, the Fund reserves the right to take up to seven days to make payment if, in the judgment of the manager, the Fund could be adversely affected by immediate payment. The proceeds of redemption may be more or less than the shareholder’s investment and thus may involve a capital gain or loss for tax purposes. If the shares to be redeemed represent an investment made by check or electronic funds transfer through the ACH network, the Fund reserves the right not to forward the proceeds of the redemption until the payment for purchase has been collected.

The Fund may suspend the right of redemption and may postpone payment only when the NYSE is closed for other than customary weekends and holidays, or if permitted by the rules of the SEC during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC.

The Fund reserves the right to redeem shares and mail the proceeds to the shareholder if at any time the net asset value of the shares in the shareholder’s account in the Fund falls below a specified level, currently set at $2,000. Shareholders will be notified and will have 30 days to bring the account up to the required level before any redemption action will be taken by the Fund. The Fund also reserves the right to redeem shares in a shareholder’s account in excess of an amount set from time to time by the Trustees. No such limit is presently in effect, but such a limit could be established at any time and could be applicable to existing as well as future shareholders.

How Net Asset Value is Determined

The net asset value per share of the Fund is determined once on each day on which the NYSE is open, as of the close of the NYSE. The Fund expects that the days, other than weekend days, that the NYSE will not be open are New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported—and in the case of certain securities traded over-the-counter—the last reported bid price. For Nasdaq traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (the “NOCP”) instead of the last reported sales price.

Certain securities and assets of the Fund may be valued at fair value as determined in good faith by the Trustees or by persons acting at their direction pursuant to guidelines established by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts’ reports regarding the issuer. Generally, trading in U.S. Government Securities is substantially completed each day at various times prior to the close of the Exchange. The value of such securities used for determining the Fund’s net asset value per share is computed as of such times. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of the Fund’s securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

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TAXES

All dividends and distributions of the Fund, whether received in shares or cash, are taxable to the Fund’s shareholders and must be reported by each shareholder on their federal income tax return. Although a dividend or capital gains distribution received after the purchase of the Fund’s shares reduces the net asset value of the shares by the amount of the dividend or distribution, it will be treated as a distribution, and will be subject to federal income taxes as a dividend, ordinary income or, if properly designated by the Fund, as long-term capital gain. The maximum tax rate for individual taxpayers applicable to long- term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. In general, any gain or loss realized upon a taxable disposition of Fund shares by a shareholder will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased by the shareholder within 30 days before or after the disposition.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, net income from certain “qualified publicly traded partnerships” and gains from the sale of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (b) each year distribute at least 90% of its “investment company taxable income,” which, in general, consists of investment income and short-term capital gains; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed.

In years when the Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder’s basis in the shares. The Fund currently has no intention or policy to distribute amounts in excess of its earnings and profits.

Distributions from the Fund will qualify for the dividends-received deduction for corporations to the extent that the Fund’s gross income was derived from qualifying dividends from domestic corporations.

Annually, shareholders will receive information as to the tax status of distributions made by the Fund in each calendar year.

The Fund is required to withhold and remit to the U.S. Treasury at a rate set under Section 3406 of the Code for U.S. residents of all dividend income earned by any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has under-reported income in the past (or the shareholder fails to certify that he is not subject to such withholding). In addition, the Fund will be required to withhold and remit to the U.S. Treasury at a rate set under Section 3406 of the Code for U.S. residents of the amount of the proceeds of any redemption of shares of a shareholder account for which an incorrect or no taxpayer identification number has been provided.

The foregoing relates to federal income taxation of United States citizens or residents. It does not apply to anyone who may be in a special tax situation. Distributions from investment income and capital gains may also be subject to state and local taxes. The Fund is organized as a Massachusetts business trust. Under current law, as long as the Fund qualifies for the federal income tax treatment described above, it is believed that the Fund will not be liable for any income or franchise tax imposed by Massachusetts.

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The Fund is required to withhold U.S. tax (at a 30% rate) on payments of dividends and, effective January 1, 2017, redemption proceeds made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

CALCULATION OF RETURN AND PERFORMANCE COMPARISONS

Calculation of Return

Total Return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested immediately rather than paid to the investor in cash. The formula for Total Return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment.

Average annual total return is the average annual compounded rate of return for periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund’s shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return (before taxes) is calculated by computing the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

P(1+T)n = ERV
Where:
T = average annual total return
P =       a hypothetical initial payment of $1,000
n =      number of years
ERV        =       ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period.

It should be noted that average annual total return is based on historical performance and is not intended to indicate future performance. Average annual total return for the Fund will vary based on changes in market conditions and the level of the Fund’s expenses.

The average annual total return (after taxes on distributions) will be calculated according to the following formula:

P(1 + T)n = ATVD
Where:
P = a hypothetical initial payment of $1,000,
T = average annual total return (after taxes on distributions),
n = number of years, and

ATVD =	the ending value of a hypothetical $1,000 payment made at the beginning of the designated time period, after taxes on fund distributions but not after taxes on redemption.

The average annual total return (after taxes on distributions and redemptions) will be calculated according to the following formula:

P(1+T)n = ATVDR
Where:
P = a hypothetical initial payment of $1,000,
T = average annual total return (after taxes on distributions and redemption),
n = number of years, and
ATVDR =	the ending value of a hypothetical $1,000 payment made at the beginning of the designated time period, after taxes on distributions and redemption.

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Performance Comparisons

The Fund may from time to time include its Total Return in information furnished to present or prospective shareholders. The Fund may from time to time also include its Total Return and Yield and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Morningstar, the Investment Company Institute and other similar services as having the same investment objectives as the Fund.

PROXY VOTING

The Board of Trustees of the Fund has adopted proxy voting policies and procedures (the “Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Manager and adopted the Manager’s proxy voting policy and procedures which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the Manager or any of its affiliates or any affiliate of the Fund, the Manager will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. The Board or a Committee of the Board with responsibility for proxy oversight will instruct the Manager on the appropriate course of action. The Manager generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Manager may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Manager will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the Manager or any of its affiliate or any affiliates, or any affiliate of the Fund. Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30th each year is available (1) without charge, upon request, by calling 1-855-753-8174 and (2) on the SEC’s website at https://www.sec.gov.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures concerning the public and nonpublic disclosure of the Fund’s portfolio securities. In order to protect the confidentiality of the Fund’s portfolio holdings, information regarding those holdings may not, as a general matter, be disclosed except: (1) to service providers that require such information in the course of performing their duties (such as the Fund’s investment adviser, administrator, custodian, independent public accountants, legal counsel, officers, the Board of Trustees, and each of their respective affiliates) and that are subject to a duty of confidentiality; and (2) pursuant to certain enumerated exceptions. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed; and (2) to third-party vendors, such as Morningstar, Inc., Lipper Analytical Services, and other financial intermediaries, pursuant to a confidentiality agreement. A complete list of the Fund’s portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and Part F of Form N-PORT. The Fund also makes available certain additional information regarding its portfolio holdings on its website, https://funds.torray.com.

Whenever portfolio holdings disclosure made pursuant to the Fund’s procedures involves a conflict of interest between the Fund’s shareholders and the Fund’s Manager or any affiliated person of the Fund, the disclosure may not be made unless a majority of the Fund’s Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure. Neither the Fund nor the Manager may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

Any exceptions to the policies and procedures may only be made by the consent of the Fund’s chief compliance officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Fund and will be reported to the Board at the Board’s next regularly scheduled meeting. Any amendments to the Fund’s policies and procedures must be approved and adopted by the Fund’s Board of Trustees.

FINANCIAL STATEMENTS

The audited financial statements for the Fund for the year ended December 31, 2020, including notes thereto and the report of BBD, LLP have been filed with the SEC and are deemed to be incorporated by reference into this Statement of Additional Information.

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PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)(1)  Agreement and Declaration of Trust originally filed as exhibit (1) to the Registrant’s Initial Registration Statement on Form N-1A dated April 24, 1990, is incorporated by reference to exhibit (1) to Post-Effective Amendment No. 6, electronically filed on April 30, 1996.

(b)  By-Laws originally filed as exhibit (2) to the Registrant’s Initial Registration Statement on Form N-1A dated April 24, 1990, are incorporated by reference to exhibit (2) to Post-Effective Amendment No. 6, electronically filed on April 30, 1996.

(c)  Not Applicable

(d)(1)  Management Contract between the Registrant and Torray LLC for The Torray Fund dated December 19, 2005 is incorporated by reference to exhibit (d)(1) to Post-Effective Amendment No. 20, filed via EDGAR on April 28, 2006, accession number 0001193125-06-092734.

(e)(1)  Distribution Agreement between the Registrant and Foreside Funds Distributors LLC is incorporated by reference to exhibit (e)(1) to Post-Effective Amendment No. 37, filed via EDGAR on April 22, 2015, accession number 0001193125-15-142108.

(e)(2)  Form of Selling and/or Services Agreement for Torray Funds is incorporated by reference to exhibit (e)(2) to Post-Effective Amendment No. 24, filed via EDGAR on March 2, 2010, accession No. 0001193125-10-046025.

(f)  Not Applicable

(g)  Custody Agreement between the Registrant and U.S. Bank National Association dated November 4, 2015, is Funds is incorporated by reference to exhibit (g) to Post-Effective Amendment No. 39, filed via EDGAR on April 29, 2016, accession No. 0000894189-16-009323.

(h)(1)  Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, dated November 4, 2015 is incorporated by reference to exhibit (h)(1) to Post-Effective Amendment No. 39, filed via EDGAR on April 29, 2016, accession No. 0000894189-16-009323.

(h)(2)  Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, dated November 4, 2015 is incorporated by reference to exhibit (h)(2) to Post-Effective Amendment No. 39, filed via EDGAR on April 29, 2016, accession No. 0000894189-16-009323.

(h)(3)  Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, dated November 4, 2015 is incorporated by reference to exhibit (h)(3) to Post-Effective Amendment No. 39, filed via EDGAR on April 29, 2016, accession No. 0000894189-16-009323.

(h)(4)  Operating Expenses Limitation Agreement between the Registrant and Torray LLC dated March 9, 2021 is filed herewith.

(i)  Legal Opinion of Dechert LLP is incorporated by reference to exhibit (I) to Post-Effective Amendment No. 28, filed via EDGAR on December 30, 2010 accession No. 0001193125-10-291642.

(j)(1)  Consent of BBD, LLP is filed herewith.

(j)(2) Opinion of Bernstein Shur is filed herewith.

 (k)  Not Applicable

(l)  Purchase Agreement between Registrant and Robert E. Torray is filed as exhibit (13) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, filed November 20, 1990, is incorporated by reference to exhibit (13) to Post-Effective Amendment No. 6, as filed on April 30, 1996.

(m)  Not Applicable

(n)  Not Applicable

(o)  Not Applicable

(p)  Code of Ethics of the Trust and the Adviser is filed herewith.

Item 29.	Persons Controlled By or Under Common Control with Registrant

None.

Item 30.	Indemnification

Article VIII of the Registrant’s Agreement and Declaration of Trust, provides in effect that the Registrant will indemnify its officers and Trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of his or her office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions (or otherwise), the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Section 10.02 of the Custody Agreement provides as follows:

Indemnification by Custodian.  The Custodian shall indemnify and hold harmless the Trust from and against any and all claims, demands, losses, expenses, and liabilities of any and every nature (including reasonable attorneys’ fees) that the Trust may sustain or incur or that may be asserted against the Trust by any person arising directly or indirectly out of any action taken or omitted to be taken by an Indemnified Party as a result of the Indemnified Party’s refusal or failure to comply with the terms of this Agreement (or any sub-custody agreement), or from its bad faith, negligence or willful misconduct in the performance of its duties under this Agreement (or any sub-custody agreement).  This indemnity shall be a continuing obligation of the Custodian, its successors and assigns, notwithstanding the termination of this Agreement.  As used in this paragraph, the term “Trust” shall include the Trust’s trustees, officers and employees.

Section 7 of the Distribution Agreement states in part:

The Client shall indemnify, defend and hold the Distributor, its affiliates and each of their respective members, managers, directors, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of Section 15 of the 1933 Act (collectively, the “Distributor Indemnitees”), free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) (collectively, “Losses”) that any Distributor Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or relating to (i) the Distributor serving as distributor of the Funds pursuant to this Agreement; (ii) the Client’s breach of any of its obligations, representations, warranties or covenants contained in this Agreement; (iii) the Client’s failure to comply with any applicable securities laws or regulations; or (iv) any claim that the Registration Statement, Prospectus, shareholder reports, sales literature and advertising materials or other information filed or made public by the Client (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading under the 1933 Act, or any other statute or the common law any violation of any rule of FINRA or of the SEC or any other jurisdiction wherein Shares of the Funds are sold, provided, however, that the Client’s obligation to indemnify any of the Distributor Indemnitees shall not be deemed to cover any Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the Registration Statement, Prospectus, annual or interim report, or any such advertising materials or sales literature in reliance upon and in conformity with information relating to the Distributor and furnished to the Client or its counsel by the Distributor in writing and acknowledging the purpose of its use. In no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Client or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under this Agreement or by reason of its reckless disregard of its obligations under this Agreement.

The Distributor shall indemnify, defend and hold the Client, its affiliates, and each of their respective directors, officers, employees, representatives, and any person who controls or previously controlled the Client within the meaning of Section 15 of the 1933 Act (collectively, the “Client Indemnitees”), free and harmless from and against any and all Losses that any Client Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or based upon (i) the Distributor’s breach of any of its obligations, representations, warranties or covenants contained in this Agreement; (ii) the Distributor’s failure to comply with any applicable securities laws or regulations; or (iii) any claim that the Registration Statement, Prospectus, sales literature and advertising materials or other information filed or made public by the Client (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with, information furnished to the Client by the Distributor in writing. In no event shall anything contained herein be so construed as to protect the Client against any liability to the Distributor to which the Client would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under this Agreement or by reason of its reckless disregard of its obligations under this Agreement.

Section 9 of the Fund Accounting Agreement provides as follows:

USBFS shall indemnify and hold the Trust harmless from and against any and all claims, demands, losses, expenses, and liabilities of any and every nature (including reasonable attorneys' fees) that the Trust may sustain or incur or that may be asserted against the Trust by any person arising out of any action taken or omitted to be taken by USBFS as a result of USBFS’ refusal or failure to comply with the terms of this Agreement, or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement.  This indemnity shall be a continuing obligation of USBFS, its successors and assigns, notwithstanding the termination of this Agreement.  As used in this paragraph, the term “Trust” shall include the Trust’s trustees, officers and employees.

Section 6 of the Fund Administration Servicing Agreement provides as follows:

USBFS shall indemnify and hold the Trust harmless from and against any and all claims, demands, losses, expenses, and liabilities of any and every nature (including reasonable attorneys’ fees) that the Trust may sustain or incur or that may be asserted against the Trust by any person arising out of any action taken or omitted to be taken by USBFS as a result of USBFS’ refusal or failure to comply with the terms of this Agreement, or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement.  This indemnity shall be a continuing obligation of USBFS, its successors and assigns, notwithstanding the termination of this Agreement.  As used in this paragraph, the term “Trust” shall include the Trust’s trustees, officers and employees.

Section 8 of the Transfer Agent Servicing Agreement provides as follows:

USBFS shall indemnify and hold the Trust harmless from and against any and all claims, demands, losses, expenses, and liabilities of any and every nature (including reasonable attorneys’ fees) that the Trust may sustain or incur or that may be asserted against the Trust by any person arising out of any action taken or omitted to be taken by USBFS as a result of USBFS’s refusal or failure to comply with the terms of this Agreement, or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement.  This indemnity shall be a continuing obligation of USBFS, its successors and assigns, notwithstanding the termination of this Agreement.  As used in this paragraph, the term “Trust” shall include the Trust’s trustees, officers and employees.

Neither party to this Agreement shall be liable to the other party for consequential, special or punitive damages under any provision of this Agreement.

Item 31.    Business and Other Connections of Investment Advisor

The business and other connections of the officers and directors of Torray LLC are set forth in the Form ADV of Torray LLC (No. 801-8629) as currently on file with the U.S. Securities and Exchange Commission, which is incorporated by reference herein.

Item 32.	Foreside Funds Distributors LLC

Item 32(a)	Foreside Funds Distributors LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Fairholme Funds, Inc.
2.	FundVantage Trust
3.	GuideStone Funds
4.	Matthews International Funds (d/b/a Matthews Asia Funds)
5.	Motley Fool Funds, Series of The RBB Fund, Inc.
6.	New Alternatives Fund
7.	Old Westbury Funds, Inc.
8.	The Torray Fund
9.	Versus Capital Multi-Manager Real Estate Income Fund LLC (f/k/a Versus Global Multi-Manager Real Estate Income Fund LLC)
10.	Versus Capital Real Assets Fund LLC

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Teresa Cowan	111 E. Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202	Vice President	None

Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan K. Moscaritolo	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Item 32(c)         Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 49 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and State of Maryland on the 30th day of April, 2021.

The Torray Fund

By:	/s/ Shawn M. Hendon
Shawn M. Hendon, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 49 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Capacity

/s/ Shawn M. Hendon	President
Shawn M. Hendon

/s/ William M Lane	Trustee and Treasurer
William M Lane
/s/ Bruce C. Ellis	Trustee
Bruce C. Ellis*

/s/ Wayne H. Shaner	Trustee
Wayne H. Shaner*

/s/ Carol T. Crawford	Trustee
Carol T. Crawford*

* By:	/s/ William M Lane
William M Lane
Attorney-in-Fact

*	Pursuant to Powers of Attorney as previously filed.

EXHIBIT INDEX

(h)(4) Operating Expenses Limitation Agreement between the Registrant and Torray LLC dated March 9, 2021.

(j)(1) Consent of BBD, LLP.

(j)(2) Opinion of Bernstein Shur.

(p)     Code of Ethics of the Trust and Adviser.